Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Original cost	$ 32,790	$ 32,067	$ 32,827
Accumulated depreciation	7,108	6,376	5,452
Assets net	25,682	25,691	27,375
Bearer Plant [Member]
Property, Plant and Equipment [Line Items]
Original cost	31,597	31,009	31,739
Accumulated depreciation	6,257	5,558	4,649
Assets net	25,340	25,451	27,090
Buildings [Member]
Property, Plant and Equipment [Line Items]
Original cost	526	516	531
Accumulated depreciation	328	306	280
Assets net	198	210	251
Plant and Machinery [Member]
Property, Plant and Equipment [Line Items]
Original cost	569	483	497
Accumulated depreciation	463	454	466
Assets net	106	29	31
Fixtures and Equipment [Member]
Property, Plant and Equipment [Line Items]
Original cost	18	18	18
Accumulated depreciation	18	18	17
Assets net			1
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Original cost	1	1	1
Accumulated depreciation	1	1	1
Assets net
Software [Member]
Property, Plant and Equipment [Line Items]
Original cost	59	20	21
Accumulated depreciation	21	20	20
Assets net	38		1
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Original cost	20	20	20
Accumulated depreciation	20	19	19
Assets net		$ 1	$ 1